Income tax expense	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Income tax expense

10.Income tax expense

	31 December	31 December	31 December
	2024	2023	2022
Current income tax expense	(3,302,541)	(986,192)	(1,248,214)
Deferred income tax expense	(1,563,492)	7,737,186	5,269,546
Total income tax expense	(4,866,033)	6,750,994	4,021,332

Income tax relating to each component of other comprehensive income

		Tax (expense) /
31 December 2024	Before tax	benefit	Net of tax
Foreign currency translation differences	(7,293,767)	-	(7,293,767)
Change in cash flow hedge reserve	(514,553)	122,397	(392,156)
Change in cost of hedging reserve	1,511,265	(377,816)	1,133,449
Fair value reserve	100,930	(25,233)	75,697
Hedges of net investments in foreign operations	1,632,047	(408,012)	1,224,035
Remeasurements of defined benefit plan	(176,940)	44,177	(132,763)
	(4,741,018)	(644,487)	(5,385,505)

		Tax (expense) /
31 December 2023	Before tax	benefit	Net of tax
Foreign currency translation differences	4,129,565	(708,985)	3,420,580
Change in cash flow hedge reserve	2,271,364	36,819	2,308,183
Change in cost of hedging reserve	(562,159)	395,647	(166,512)
Fair value reserve	215,993	(7,961)	208,032
Hedges of net investments in foreign operations	(3,382,331)	1,705,773	(1,676,558)
Remeasurements of defined benefit plan	(216,218)	219,713	3,495
	2,456,214	1,641,006	4,097,220

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(1,080,920)	(1,280,907)	(2,361,827)
Change in cash flow hedge reserve	3,301,693	(129,706)	3,171,987
Change in cost of hedging reserve	(3,133,985)	626,797	(2,507,188)
Fair value reserve	(176,141)	51,959	(124,182)
Hedges of net investments in foreign operations	(752,112)	635,461	(116,651)
Remeasurements of defined benefit plan	(2,634,730)	525,362	(2,109,368)
	(4,476,195)	428,966	(4,047,229)

10.Income tax expense (continued)

Reconciliation of income tax expense

	31 December	31 December	31 December
	2024	2023	2022
Profit from continuing operations before income tax expense	15,952,932	8,499,116	4,694,072
Profit before income tax expense	15,952,932	8,499,116	4,694,072

Tax at the Turkiye’s tax rate	(3,988,233)	(2,124,779)	(1,079,637)
Difference in overseas tax rates	110,336	147,241	211,550
Effect of exemptions (*)	3,130,417	2,849,329	1,793,820
Effect of amounts which are not deductible and permanent differences	3,544,601	(909,418)	(633,510)
Change in unrecognized deferred tax assets (**)	(3,242,154)	308,452	(333,765)
Adjustments for current tax of prior years	(50,230)	120,388	23,038
Effect of increase in corporate tax rate in Turkiye	-	(1,540,146)	560,340
Tax effect of investment in associate and joint venture	546,025	(592,708)	(112,923)
Tax effect of Law No 7440 (***)	-	(407,988)	-
Inflation adjustments	(4,847,375)	8,895,367	3,597,035
Other	(69,420)	5,256	(4,616)
Total income tax expense	(4,866,033)	6,750,994	4,021,332
(*)	Effect of exemptions mainly consist of R&D discounts and exemptions due to capital investments.
(**)	Net deferred tax assets not reflected in the statement of financial position mainly consist of unused current period losses on which no deferred tax asset has been recognized.
(***)

In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on July 5, 2023, and published in the Official Gazette on July 15, 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies. New tax rates became effective starting from the declarations that was submitted as of 1 October 2023 but it is applied for the annual taxable income.

Previously, corporate tax rates in Türkiye were 23% for the year 2022 and 25% for the year 2021. These corporate rates were enacted with a temporary article that was added to the Turkiye’s Corporate Tax Law No. 5220 on 22 April 2021. This Law increased the corporate tax rate under Corporate Tax Law from 20% to 25% for the tax year 2021 and to 23% for the tax year 2022. Based on this Law, corporate tax rate would continue with 20% starting 1 January 2023 so as of 31 December 2021 and 2022, for temporary difference that are expected to be reversed in 2023 onwards 20% tax rate was used to recognised deferred taxes.

10.Income tax expense (continued)

In addition, with the publication of the Law No. 7394 in the Official Gazette on 15 April 2022, corporate tax rates of banks, consumer finance companies, factoring and financial leasing companies, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies has been permanently increased to 25%, which became effective immediately for 2022 annual taxable income. In accordance with the “General Communiqué on Tax Procedure Law No: 555” published in the Official Gazette on 30 December 2023 and the repeated article 298 of the Tax Procedure Law No: 213, it is declared that the (tax base) financial statements of the entities operating in Turkiye should be subject to inflation adjustment as of 31 December 2023. The inflation adjusted (tax base) financial statements will constitute an opening balance sheet base for tax returns to be prepared starting from 1 January 2024 and opening balance sheet inflation effects will not be taken into consideration in the calculation of 2023 corporate tax charge.

In Turkiye, the transfer pricing provisions have been stated under Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets out the details of implementation.

If a taxpayer enters into transactions regarding the sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 10% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax. Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

75% of the gains from the sale of equity shares held by corporations for at least two years, as well as founder shares, usufructuary rights, and pre-emptive rights held for the same period, are exempt from corporate tax. 50% of the gains from the sale of immovable properties held in the assets of corporations for two years are also exempt from corporate tax. With the publication of Law No. 7456 in the Official Gazette on 15 July 2023, the rate has been reduced to 25% for immovable properties held in the assets before 15 July 2023, and the exemption application has been terminated for real estate acquired after 15 July 2023. To benefit from the exemption, the gain must be kept in a fund account on the liabilities side and not withdrawn from the business for 5 years. The sale price must be collected by the end of the second calendar year following the sale.

The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.